Basis of Presentation - Summary of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Sprout Technologies Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sprout Technologies Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	100.00%
KamCan Products Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	KamCan Products Inc.
Jurisdiction of incorporation	British Columbia, Canada
Percentage ownership	100.00%
2011296 Alberta Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	2011296 Alberta Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	100.00%
Sundial Deutschland GmbH
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial Deutschland GmbH
Jurisdiction of incorporation	Germany
Percentage ownership	100.00%
Sundial Portugal, Unipessoal LDA
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial Portugal, Unipessoal LDA
Jurisdiction of incorporation	Portugal
Percentage ownership	100.00%
Pathway Rx Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Pathway Rx Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	50.00%
2657408 Ontario Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	2657408 Ontario Inc.
Jurisdiction of incorporation	Ontario, Canada
Percentage ownership	100.00%
NGBA-BC Holdings Ltd.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	NGBA-BC Holdings Ltd.
Jurisdiction of incorporation	British Columbia, Canada
Percentage ownership	100.00%